7 Restricted cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
RestrictedCashLineItems [Line Items]
Total	R$ (16,841)	R$ (18,810)
Current assets	14,788
Non-current assets	2,053	18,810
Collateral For Loan [Member] | Banco Itau [Member]
RestrictedCashLineItems [Line Items]
Total	14,788	18,810
Other [Member]
RestrictedCashLineItems [Line Items]
Total	R$ 2,053